Segment Information (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information
13. Segment Information
The Company is engaged in the sale of property and casualty insurance products and has organized its business model around three classes of insurance businesses: commercial lines, personal lines, and wholesale agency business. Within these three businesses, the Company offers various insurance products and insurance agency services. Such insurance businesses are engaged in underwriting and marketing insurance coverages, and administering claims processing for such policies. The Company views the commercial and personal lines segments as underwriting business (business that takes on insurance underwriting risk). The wholesale agency business provides non-risk bearing revenue through commissions and policy fees. The wholesale agency business increases the product options to the Company’s independent retail agents by offering both insurance products from the Insurance Company Subsidiaries as well as products offered by other insurers.
The Company defines its operating segments as components of the business where separate financial information is available and used by the co-chief operating decision makers in deciding how to allocate resources to its segments and in assessing its performance. In assessing performance of its operating segments, the Company’s co-chief operating decision makers, the Co-Chief Executive Officers, review a number of financial measures including gross written premiums, net earned premiums, losses and LAE, net of reinsurance recoveries, and other revenue and expenses. The primary measure used for making decisions about resources to be allocated to an operating segment and assessing its performance is segment underwriting gain or loss which is defined as segment revenues, consisting of net earned premiums and other income, less segment expenses, consisting of losses and LAE, policy acquisition costs and operating expenses of the operating segments. Operating expenses primarily include compensation and related benefits for personnel, policy issuance and claims systems, rent and utilities. The Company markets, distributes and sells its insurance products through its own insurance agencies and a network of independent agents. All of the Company’s insurance activities are conducted in the United States with a concentration of activity in Michigan, Texas, Oklahoma and California. For the three months ended March 31, 2023 and 2022, gross written premiums attributable to these four states were 56.2% and 55.7%, respectively, of the Company’s total gross written premiums.
The Wholesale Agency business sells insurance products on behalf of the Company’s commercial and personal lines businesses as well as to third-party insurers. Certain acquisition costs incurred by the commercial and personal lines businesses are reflected as commission revenue for the Wholesale Agency business and are eliminated in the Eliminations category.
In addition to the reportable operating segments, the Company maintains a Corporate category to reconcile segment results to the consolidated totals. The Corporate category includes: (i) corporate operating expenses such as salaries and related benefits of the Company’s executive management team and finance and information technology personnel, and other corporate headquarters expenses, (ii) interest expense on the Company’s debt obligations; (iii) depreciation and amortization on property and equipment, and (iv) all investment income activity. All investment income activity is reported within net investment income, net realized investment gains, and change in fair value of equity securities on the consolidated statements of operations. The Company’s assets on the consolidated balance sheet are not allocated to the reportable segments.
The following tables present information by reportable operating segment (dollars in thousands):
Three months ended March 31, 2023	Commercial Lines	Personal Lines	Total Underwriting	Wholesale Agency	Corporate	Eliminations	Total
Gross written premiums	$28,975	$7,239	$36,214	$—	$—	$—	$36,214

Net written premiums	$12,241	$6,101	$18,342	$—	$—	$—	$18,342

Net earned premiums	$17,123	$4,829	$21,952	$—	$—	$—	$21,952
Other income	52	23	75	879	72	(400)	626
Segment revenue	17,175	4,852	22,027	879	72	(400)	22,578

Losses and LAE, net	10,547	3,166	13,713	—	—	—	13,713
Policy acquisition costs	3,196	1,389	4,585	548	—	(412)	4,721
Operating expenses	3,028	592	3,620	352	307	—	4,279
Segment expenses	16,771	5,147	21,918	900	307	(412)	22,713

Segment gain (loss)	$404	$(295)	$109	$(21)	$(235)	$12	$(135)
Investment income					1,307		1,307
Net realized investment gains (losses)					—		—
Change in fair value of equity securities					694		694
Other gains (losses)					—		—
Interest expense					(686)		(686)
Income (loss) before equity earnings in Affiliate and income taxes	$404	$(295)	$109	$(21)	$1,080	$12	$1,180
Three months ended March 31, 2022	Commercial Lines	Personal Lines	Total Underwriting	Wholesale Agency	Corporate	Eliminations	Total
Gross written premiums	$28,586	$4,378	$32,964	$—	$—	$—	$32,964

Net written premiums	$14,340	$3,681	$18,021	$—	$—	$—	$18,021

Net earned premiums	$20,524	$3,431	$23,955	$—	$—	$—	$23,955
Other income	71	6	77	1,112	147	(638)	698
Segment revenue	20,595	3,437	24,032	1,112	147	(638)	24,653

Losses and LAE, net	16,610	1,408	18,018	—	—	—	18,018
Policy acquisition costs	4,357	1,093	5,450	758	—	(744)	5,464
Operating expenses	3,161	402	3,563	292	305	—	4,160
Segment expenses	24,128	2,903	27,031	1,050	305	(744)	27,642

Segment gain (loss)	$(3,533)	$534	$(2,999)	$62	$(158)	$106	$(2,989)
Investment income					507		507
Net realized investment gains (losses)					(69)		(69)
Change in fair value of equity securities					280		280
Other gains					(5)		(5)
Interest expense					(711)		(711)
Income (loss) before equity earnings in Affiliate and income taxes	$(3,533)	$534	$(2,999)	$62	$(156)	$106	$(2,987)

19. Segment Information
The Company is engaged in the sale of property and casualty insurance products and has organized its business model around three classes of insurance businesses: commercial lines, personal lines, and wholesale agency business. Within these three businesses, the Company offers various insurance products and insurance agency services. Such insurance businesses are engaged in underwriting and marketing insurance coverages, and administering claims processing for such policies. The Company views the commercial and personal lines segments as underwriting business (business that takes on insurance underwriting risk). The wholesale agency business provides non-risk bearing revenue through commissions and policy fees. The wholesale agency business increases the product options to the Company’s independent retail agents by offering both insurance products from the Insurance Company Subsidiaries as well as products offered by other insurers.
The Company defines its operating segments as components of the business where separate financial information is available and used by the co-chief operating decision makers in deciding how to allocate resources to its segments and in assessing its performance. In assessing performance of its operating segments, the Company’s co-chief operating decision makers, the Co-Chief Executive Officers, review a number of financial measures including gross written premiums, net earned premiums, losses and LAE, net of reinsurance recoveries, and other revenue and expenses. The primary measure used for making decisions about resources to be allocated to an operating segment and assessing its performance is segment underwriting gain or loss which is defined as segment revenues, consisting of net earned premiums and other income, less segment expenses, consisting of losses and LAE, policy acquisition costs and operating expenses of the operating segments. Operating expenses primarily include compensation and related benefits for personnel, policy issuance and claims systems, rent and utilities. The Company markets, distributes and sells its insurance products through its own insurance agencies and a network of independent agents. All of the Company’s insurance activities are conducted in the United States with a concentration of activity in Michigan, Florida, Texas and California. For the years ended December 31, 2022, 2021, and 2020, gross written premiums attributable to these four states were 54.1%, 50.6%, and 49.6% respectively, of the Company’s total gross written premiums.
The following table summarizes our net earned premiums:
	Net Earned Premium
	2022	2021	2020
Commercial	84%	89%	92%
Personal	16%	11%	8%
Total	100%	100%	100%
The wholesale agency business sells insurance products on behalf of the Company’s commercial and personal lines businesses as well as to third-party insurers. Certain acquisition costs incurred by the commercial and personal lines businesses are reflected as commission revenue for the wholesale agency business and are eliminated in the Eliminations category.
In addition to the reportable segments, the Company maintains a Corporate and Other category to reconcile segment results to the consolidated totals. The Corporate and Other category includes: (i) corporate operating expenses such as salaries and related benefits of the Company’s executive management team, some finance and information technology personnel, and other corporate headquarters expenses, (ii) interest expense on the Company’s debt obligations; (iii) depreciation and amortization on property and equipment, and (iv) all investment income activity. All investment income activity is reported within net investment income, net realized investment gains, and change in fair value of equity securities on the consolidated statements of operations. The Company’s assets on the consolidated balance sheet are not allocated to the reportable segments.
The following tables present information by reportable segment (dollars in thousands):
Year Ended December 31, 2022	Commercial Lines	Personal Lines	Under- writing	Wholesale Agency	Corp- orate	Elim- inations	Total
Gross written premiums	$116,868	$21,151	$138,019	$—	$—	$—	$138,019
Net written premiums	$72,318	$18,914	$91,232	$—	$—	$—	$91,232
Net earned premiums	$80,823	$15,888	$96,711	$—	$—	$—	$96,711
Other income	245	82	327	5,712	271	(3,542)	2,768
Segment revenue	81,068	15,970	97,038	5,712	271	(3,542)	99,479
Loss and loss adjustment expenses, net	70,762	10,678	81,440	—	—	—	81,440
Policy acquisition costs	17,682	4,604	22,286	3,653	—	(3,760)	22,179
Operating expenses	13,069	1,936	15,005	2,612	1,192	(20)	18,789
Loss portfolio transfer risk fee	5,400	—	—	—	—	—	5,400
Segment expenses	106,913	17,218	118,731	6,265	1,192	(3,780)	127,808

Year Ended December 31, 2022	Commercial Lines	Personal Lines	Under- writing	Wholesale Agency	Corp- orate	Elim- inations	Total
Segment underwriting gain (loss)	(25,845)	(1,248)	(21,693)	(553)	(921)	238	(28,329)
Net investment income				32	3,011		3,043
Net realized investment gains (losses)					(1,505)		(1,505)
Change in fair value of equity securities					403		403
Gain from VSRM Transaction					8,810		8,810
Other gains				(1)	60		59
Interest expense				(42)	(2,929)		(2,971)
Income (loss) before income taxes	$(25,845)	$(1,248)	$(21,693)	$(564)	$6,929	$238	$(20,490)

Selected Balance Sheet Data:
Deferred policy acquisition costs	$7,683	$2,796				$(189)	$10,290
Unearned premiums	56,565	11,322					67,887
Unpaid losses and loss adjustment expenses	159,558	5,981					165,539
Year Ended December 31, 2021	Commercial Lines	Personal Lines	Under- writing	Wholesale Agency	Corp- orate	Elim- inations	Total
Gross written premiums	$117,075	$15,020	$132,095	$—	$—	$—	$132,095
Net written premiums	$87,307	$14,122	$101,429	$—	$—	$—	$101,429
Net earned premiums	$87,759	$11,043	$98,802	$—	$—	$—	$98,802
Other income	215	143	358	5,848	365	(3,900)	2,671
Segment revenue	87,974	11,186	99,160	5,848	365	(3,900)	101,473
Loss and loss adjustment expenses, net	63,868	5,993	69,861	—	—	—	69,861
Policy acquisition costs	25,687	3,307	28,994	3,727	—	(4,270)	28,451
Operating expenses	11,648	1,357	13,005	2,382	1,122	—	16,509
Segment expenses	101,203	10,657	111,860	6,109	1,122	(4,270)	114,821

Segment underwriting gain (loss)	(13,229)	529	(12,700)	(261)	(757)	$370	(13,348)
Net investment income					1,968		1,968
Net realized investment gains					2,878		2,878
Change in fair value of equity securities					(2,020)		(2,020)
Other gains					11,664		11,664
Interest expense					(2,852)		(2,852)
Income (loss) before income taxes	$(13,229)	$529	$(12,700)	$(261)	$10,881	$370	$(1,710)

Selected Balance Sheet Data:
Deferred policy acquisition costs	$10,619	$2,075				$(427)	$12,267
Unearned premiums	57,491	7,778					65,269
Unpaid losses and loss adjustment expenses	135,084	4,001					139,085
Year Ended December 31, 2020	Commercial Lines	Personal Lines	Under- writing	Wholesale Agency	Corp- orate	Elim- inations	Total
Gross written premiums	$102,763	$8,572	$111,335	$—	$—	$—	$111,335
Year Ended December 31, 2020	Commercial Lines	Personal Lines	Under- writing	Wholesale Agency	Corp- orate	Elim- inations	Total
Net written premiums	$85,385	$7,555	$92,940	$—	$—	$—	$92,940
Net earned premiums	$82,409	$6,694	$89,103	$—	$—	$—	$89,103
Other income	242	150	392	7,571	245	(5,593)	2,615
Segment revenue	82,651	6,844	89,495	7,571	245	(5,593)	91,718
Loss and loss adjustment expenses, net	53,263	2,965	56,228	—	—	—	56,228
Policy acquisition costs	25,051	2,044	27,095	4,938	—	(5,928)	26,105
Operating expenses	12,644	1,069	13,713	3,107	1,648	—	18,468
Segment expenses	90,958	6,078	97,036	8,045	1,648	(5,928)	100,801

Segment underwriting gain (loss)	(8,307)	766	(7,541)	(474)	(1,403)	$335	(9,083)
Net investment income					3,156		3,156
Net realized investment gains					8,126		8,126
Change in fair value of equity securities					228		228
Other gains					260		260
Interest expense					(2,925)		(2,925)
Income (loss) before income taxes	$(8,307)	$766	$(7,541)	$(474)	$7,442	$335	$(238)

Selected Balance Sheet Data:
Deferred policy acquisition costs	$11,858	$1,183				$(798)	$12,243
Unearned premiums	51,535	4,689					56,224
Unpaid losses and loss adjustment expenses	106,662	4,608					111,270